Shareholders' equity (Tables)	6 Months Ended
Mar. 31, 2021
Shareholders' equity
Summary of share capital by class

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Share capital
Ordinary share capital, fully paid	41,604	40,509	40,503
RSP treasury shares[1]	(658)	(618)	(616)
Other treasury shares[2]	55	55	30
Total treasury shares	(603)	(563)	(586)
Total share capital	41,001	39,946	39,917
NCI	49	51	56

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
	2021	2020	2020
Balance as at beginning of period	3,611,684,870	3,611,684,870	3,489,928,773
Share issuances[3]	—	—	110,919,861
Dividend reinvestment plan[4]	20,213,205	—	10,836,236
Dividend reinvestment plan underwrite[5]	36,693,733	—	—
Issued shares for the period	56,906,938	—	121,756,097
Balance as at end of period	3,668,591,808	3,611,684,870	3,611,684,870

Ordinary shares purchased on market

	Half Year
	March 2021
Consolidated	Number	Average price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,178,527	19.09
RSP[6]	1,890,323	20.74
Westpac Performance Plan (WPP) - share rights exercised	132,694	19.07
Net number of ordinary shares purchased/(sold) on market	3,201,544

1.	31 March 2021: 4,322,935 unvested shares held (30 September 2020: 4,588,277, 31 March 2020: 4,578,297).
2.	31 March 2021: nil shares held (30 September 2020: nil, 31 March 2020: 1,284,249).
3.	The average price per share for the issuance of shares was $24.81.
4.

The price for the issuance of shares in relation to the dividend reinvestment plan (DRP) for the 2020 final dividend was $19.83 and for the 2019 final dividend was $25.17.  No 2020 interim dividends were declared and paid.

5.

The Group entered to an arrangement to fully underwrite the 2020 final dividend, referred to as a DRP underwrite. This arrangement ensured that the capital impact of the dividend was negated as new shares of equivalent value to the amount of the dividend that was paid to shareholders in cash were purchased by the DRP underwriter. The price per share for the issuance of shares in relation to the 2020 DRP underwrite was $19.594.

6.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Schedule of reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2021	2020	2020
Debt securities at FVOCI reserve
Balance as at beginning of period	177	(142)	(22)
Net gains/(losses) from changes in fair value	649	500	(140)
Income tax effect	(197)	(138)	42
Transferred to income statement	(98)	(51)	(28)
Income tax effect	29	7	8
Loss allowance on debt securities measured at FVOCI	1	1	1
Exchange differences	1	—	(3)
Balance as at end of period	562	177	(142)
Equity securities at FVOCI reserve
Balance as at beginning of period	(4)	(1)	17
Net gains/(losses) from changes in fair value	43	(3)	(18)
Income tax effect	1	—	—
Balance as at end of period	40	(4)	(1)
Share-based payment reserve
Balance as at beginning of period	1,720	1,702	1,642
Share-based payment expense	59	18	60
Balance as at end of period	1,779	1,720	1,702
Cash flow hedge reserve
Balance as at beginning of period	(42)	64	(129)
Net gains/(losses) from changes in fair value	121	(240)	145
Income tax effect	(35)	71	(43)
Transferred to income statement	72	90	128
Income tax effect	(21)	(27)	(37)
Balance as at end of period	95	(42)	64
Foreign currency translation reserve
Balance as at beginning of period	(292)	86	(179)
Exchange differences on translation of foreign operations	(266)	(884)	707
Gains/(losses) on net investment hedges	56	451	(442)
Transferred to income statement	—	55	—
Balance as at end of period[1]	(502)	(292)	86
Other reserves
Balance as at beginning of period	(15)	(21)	(18)
Transactions with owners	(5)	6	(3)
Balance as at end of period	(20)	(15)	(21)
Total reserves	1,954	1,544	1,688

1.Includes $103 million foreign currency translation reserve loss from Westpac Pacific which is held for sale (refer to Note 17).